Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	BRIDGES INVESTMENT FUND INC
Central Index Key	0000014170
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Bridges Investment Fund, Inc. | Bridges Investment Fund, Inc.
Prospectus:
Trading Symbol	BRGIX